Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	¥ 2,284,557	¥ 2,041,170
Time deposits	149,321	180,207
Marketable securities	2,782,099	2,046,877
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥18,780 million in 2014 and ¥40,849 million in 2015	2,108,660	2,036,232
Finance receivables, net	6,269,862	5,628,934
Other receivables	420,708	351,182
Inventories	2,137,618	1,894,704
Deferred income taxes	978,179	866,386
Prepaid expenses and other current assets	805,393	672,014
Total current assets	17,936,397	15,717,706
Noncurrent finance receivables, net	9,202,531	8,102,294
Investments and other assets
Marketable securities and other securities investments	7,632,126	6,765,043
Affiliated companies	2,691,460	2,429,778
Employees receivables	45,206	44,966
Other	926,391	736,388
Total investments and other assets	11,295,183	9,976,175
Property, plant and equipment
Land	1,354,815	1,314,040
Buildings	4,282,839	4,073,335
Machinery and equipment	10,945,377	10,381,285
Vehicles and equipment on operating leases	5,199,986	3,709,560
Construction in progress	581,412	286,571
Total property, plant and equipment, at cost	22,364,429	19,764,791
Less - Accumulated depreciation	(13,068,710)	(12,123,493)
Total property, plant and equipment, net	9,295,719	7,641,298
Total assets	47,729,830	41,437,473
Current liabilities
Short-term borrowings	5,048,188	4,830,820
Current portion of long-term debt	3,915,304	2,949,663
Accounts payable	2,410,588	2,213,218
Other payables	913,013	845,426
Accrued expenses	2,668,666	2,313,160
Income taxes payable	348,786	594,829
Other current liabilities	1,126,951	933,569
Total current liabilities	16,431,496	14,680,685
Long-term liabilities
Long-term debt	10,014,395	8,546,910
Accrued pension and severance costs	880,293	767,618
Deferred income taxes	2,298,469	1,811,846
Other long-term liabilities	457,848	411,427
Total long-term liabilities	13,651,005	11,537,801
Total liabilities	30,082,501	26,218,486
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2014 and 2015; issued: 3,447,997,492 shares in 2014 and 3,417,997,492 shares in 2015	397,050	397,050
Additional paid-in capital	547,054	551,308
Retained earnings	15,591,947	14,116,295
Accumulated other comprehensive income (loss)	1,477,545	528,161
Treasury stock, at cost, 278,231,473 shares in 2014 and 271,183,861 shares in 2015	(1,225,465)	(1,123,666)
Total Toyota Motor Corporation shareholders' equity	16,788,131	14,469,148
Noncontrolling interests	859,198	749,839
Total shareholders' equity	¥ 17,647,329	¥ 15,218,987
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 47,729,830	¥ 41,437,473